Significant Events (Tables)	12 Months Ended
Dec. 31, 2021
Significant Events [Abstract]
Schedule of senior bonds
Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
USD Bonds	USD	2 years and 10 months	0.71%	02-25-2021	50,000,000	12-28-2023
USD Bonds	USD	2 years and 11 months	0.72%	02-26-2021	100,000,000	01-26-2024
USD Bonds	USD	7 years	2.05%	06-09-2020	27,000,000	06-09-2028
USD Bonds	USD	5 years	1.64%	07-15-2021	16,000,000	07-15-2026
USD Bonds	USD	10 years	3.18%	10-21-2021	500,000,000	10-26-2031
Total	USD				693,000,000
Bonds	JPY	5 years	0.35%	05-13-2021	10,000,000,000	05-13-2026
Bonds	JPY	4 years	0.40%	07-12-2021	2,000,000,000	07-22-2025
Bonds	JPY	4 years	0.42%	07-13-2021	10,000,000,000	07-28-2025
Bonds	JPY	4 years and 5 months	0.48%	11-08-2021	3,000,000,000	05-18-2026
Total	JPY				22,000,000,000
CHF Bonds	CHF	6 years	0.33%	06-22-2021	150,000,000	06-27-2027
Total	CHF				150,000,000